GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL.
Schedule of goodwill

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Balance as of January 1	575,427	572,216	81,826
Addition	—	—	—
Disposal	(3,211)	—	—
Impairment	—	—	—
Balance as of December 31	572,216	572,216	81,826